Unit-Based Compensation and Other Benefit Plans (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee Service Share-Based Compensation Expense
A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

General and administrative expenses	$9,865	$7,622
Lease operating expenses	1,397	549
Total unit-based compensation expenses	$11,262	$8,171
Income tax benefit	$4,161	$3,019

A summary of unit-based compensation expenses included on the condensed consolidated statements of operations is presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	(in thousands)

General and administrative expenses	$7,136	$6,289	$17,001	$13,911
Lease operating expenses	1,177	374	2,574	923
Total unit-based compensation expenses	$8,313	$6,663	$19,575	$14,834
Income tax benefit	$3,072	$2,462	$7,233	$5,481

A summary of unit-based compensation expenses included on the consolidated statements of operations is presented below:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)

General and administrative expenses	$27,641	$21,131	$13,450
Lease operating expenses	1,892	1,112	342
Total unit-based compensation expenses	$29,533	$22,243	$13,792

Income tax benefit	$10,912	$8,219	$5,096

Nonvested Units
A summary of the status of the nonvested units as of December 31, 2012, is presented below:

	Number of Nonvested Units	Weighted Average Grant-Date Fair Value

Nonvested units at December 31, 2011	1,859,662	$31.54
Granted	1,046,590	$37.42
Vested	(875,877)	$27.20
Forfeited	(77,244)	$34.34
Nonvested units at December 31, 2012	1,953,131	$36.16

Unit Options Activity
The following provides information related to unit option activity for the year ended December 31, 2012:

	Number of Units Underlying Options	Weighted Average Exercise Price Per Unit	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value in Millions

Outstanding at December 31, 2011	1,409,993	$22.14	5.83	$22
Granted	3,400,000	$40.01
Exercised	(167,188)	$21.65
Outstanding at December 31, 2012	4,642,805	$35.25	6.28	$16

Exercisable at December 31, 2012	1,242,805	$22.21	4.93	$16

Valuation Assumptions	The fair values of the 2012 unit option grants were based upon the following assumptions:

2012

Expected volatility	34.10%
Expected distributions	7.25%
Risk-free rate	0.67%
Expected term	5 years